Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

19.1 Capital expenditure commitments

The Company did not have capital expenditure commitments at the reporting date.

19.2 Operating expenditure commitments

The Company has committed rental expense of AED 114,590 (USD 31,206) as of June 30, 2025 (2024 — AED

117,573) and rent agreements are renewable on an annual basis.

19.3 Contingent liabilities

	June 30, 2025		December 31, 2024
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000